Note to Consolidated Statements of Cash flows - Summary of Movements In Net Debt (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	¥ 28,942,594	¥ 24,202,226	¥ 24,029,225
Cash flows	14,031,853	5,965,931	(2,669,257)
Acquisitions-leases	501,663	653,251	680,594
Foreign exchange adjustments	(640,396)	(1,779,539)	433,034
Accrued expense	2,022,935	1,803,827	1,728,630
C-round restructuring		(1,472,273)
Conversion of Class C ordinary shares to ordinary shares upon IPO		(367,916)
Disposals-leases	(62,087)	(62,913)
Ending Balance	44,796,562	28,942,594	24,202,226
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	10,315,445	2,989,862	4,896,764
Cash flows	15,242,903	7,583,729	(2,220,683)
Foreign exchange adjustments	(227,077)	(469,452)	116,158
Accrued expense	596,146	211,306	197,623
Ending Balance	25,927,417	10,315,445	2,989,862
Bond payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		0	289,199
Cash flows			(305,447)
Accrued expense			16,248
Ending Balance			0
Convertible promissory note payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	10,117,188	10,014,377	9,134,809
Cash flows	(100,937)	(92,981)	(100,522)
Foreign exchange adjustments	(239,754)	(687,967)	160,336
Accrued expense	893,001	883,759	819,754
Ending Balance	10,669,498	10,117,188	10,014,377
Convertible redeemable preferred shares
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	10,258,898	8,935,493
Cash flows		(928,242)	530,030
Foreign exchange adjustments		(262,678)	156,540
Accrued expense		534,686	636,835
C-round restructuring		(9,234,748)
Conversion of Class C ordinary shares to ordinary shares upon IPO		(367,916)
Ending Balance		0	10,258,898
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	979,419	939,089	772,960
Cash flows	(663,160)	(596,575)	(572,635)
Acquisitions-leases	501,663	653,251	680,594
Accrued expense	38,709	46,567	58,170
Disposals-leases	(62,087)	(62,913)
Ending Balance	794,544	979,419	¥ 939,089
Optionally convertible promissory notes [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	7,530,542
Cash flows	(446,953)
Foreign exchange adjustments	(173,565)	(359,442)
Accrued expense	495,079	127,509
C-round restructuring		7,762,475
Ending Balance	¥ 7,405,103	¥ 7,530,542